Income tax payables, income tax assets and deferred income tax	12 Months Ended
Dec. 31, 2017
Income tax payables, income tax assets and deferred income tax
Income tax payables, income tax assets and deferred income tax

Note 14 – Income tax payables, income tax assets and deferred income tax

Income tax asset and liability, net as of December 31, 2017 and 2016 consist of the following:

	As of December 31,
	2017	2016

Income tax payables (a)	4,437	2,091
Withholdings and payments in advance of income taxes	(1,695)	(1,372)
Law No. 26,476 Tax Regularization Regime (b)	6	5

Current income tax liability, net	2,748	724

Law No. 26,476 Tax Regularization Regime (b)	2	7

Non-current Income tax liability	2	7

(a) Includes 3,678 for Income tax payable attributable to Telecom Personal as of November 30, 2017.

(b) Tax liability valuated to its discount value at each time of valuation.

The tax effects of temporary differences that give rise to significant portions of the Telecom Group’s deferred tax assets and liabilities and the actions for recourse tax receivable are presented below:

	Income tax assets			Deferred tax liabilities
As of December 31, 2017	Telecom Argentina	Telecom USA	Total	Núcleo	Total
Allowance for doubtful accounts	252	3	255	6	6
Provisions	504	-	504	-	-
PP&E	-	-	-	33	33
Inventory	62	-	62	-	-
Pension and termination benefits	162	-	162	-	-
Deferred revenues	32	-	32	-	-
Other deferred tax assets, net	6	-	6	2	2

Total deferred tax assets	1,018	3	1,021	41	41

PP&E and Intangible assets	(970)	(1)	(971)	-	-
Cash dividends from foreign companies	(*) (129)	-	(129)	(64)	(64)
Mobile handsets financed sales	(69)	-	(69)	-	-
Tuves Paraguay´s Deferred tax liabilities, net	-	-	-	(***) (25)	(25)

Total deferred tax liabilities	(1,168)	(1)	(1,169)	(89)	(89)

Total deferred tax (liability) asset, net	(**) (150)	2	(148)	(****) (48)	(48)

Actions for recourse tax receivable	774	-	774

Total income tax assets	624	2	626

(*) Include 46 recorded in Other Comprehensive Income for the year ended December 31, 2017.

(**)Include (3) and (11) in Telecom Argentina y Personal, respectively, of temporary differences withdrawals related to the filing of the affidavit for the year 2016.

(***) Originated in Tuves Paraguay acquisition.

(****) Include (2) related to Currency translation adjustments on initial balances.

	Income tax assets			Deferred tax liabilities
As of December 31, 2016	Telecom Argentina	Telecom USA	Total	Personal	Núcleo	Total
Allowance for doubtful accounts	86	2	88	271	16	287
Provisions	341	-	341	149	-	149
PP&E	-	1	1	-	13	13
Inventory	-	-	-	120	-	120
Pension and termination benefits	139	-	139	-	-	-
Deferred revenues	85	-	85	-	-	-
Other deferred tax assets, net	120	-	120	-	1	1

Total deferred tax assets	771	3	774	540	30	570

PP&E and intangible assets	(560)	-	(560)	(789)	-	(789)
Cash dividends from foreign companies	-	-	-	(150)	(44)	(194)
Mobile handsets financed sales	-	-	-	(84)	-	(84)
Investments	-	-	-	(4)	-	(4)
Other deferred tax liabilities, net	-	-	-	(68)	-	(68)

Total deferred tax liabilities	(560)	-	(560)	(1,095)	(44)	(1,139)

Total deferred tax asset (liability), net	211	3	214	(555)	(14)	(569)

Action for recourse tax receivable	466	-	466

Total income tax assets	677	3	680

Income tax expense for the years ended December 31, 2017, 2016 and 2015 consists of the following:

	Year ended December 31,
	2017	2016	2015
	Profit (loss)
Current tax expense	(4,438)	(2,091)	(1,721)

Deferred tax benefit	228	129	(69)

Action for recourse income tax receivable	308	368	98

Income tax expense	(3,902)	(1,594)	(1,692)

Income tax expense for the years ended December 31, 2017, 2016 and 2015 differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	For the years ended December 31,
	2017	2016	2015
Pre-tax income	11,626	5,599	5,127

Non taxable items	738	79	8

Subtotal	12,364	5,678	5,135

Weighted statutory income tax rate (*)	34.3%	34.3%	34.5%

Income tax expense at weighted statutory tax rate	(4,235)	(1,947)	(1,774)

Income tax on cash dividends of foreign companies – Núcleo	(44)	(15)	(14)

Effect of changes in tax rate	69	-	-

Other changes in tax assets and liabilities	-	-	(2)

Actions for recourse income tax receivable	308	368	98

Income tax expense	(3,902)	(1,594)	(1,692)

(*) Effective income tax rate based on weighted statutory income tax rate in the different countries where the Company has operations. The statutory tax rate in Argentina was 35% for all the years presented. In Paraguay was 10% plus an additional rate of 5% in case of payment of dividends for all the years presented and in the USA the effective tax rate was 39.5% for all the years presented.

Income tax - Actions for recourse filed with the Tax Authority

Article 10 of Law No. 23,928 and Article 39 of Law No.24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992.

Accordingly, Telecom Argentina determined its income tax obligations in accordance to those provisions, without taking into account the income tax inflation adjustment.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the “Candy” case (07/03/2009) in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011 and 2012 fiscal years in the cases brought by “Distribuidora Gas del Centro” (10/14/2014, 06/02/2015 and 10/04/2016), enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

According to the above-mentioned new legal background that the Company took knowledge during 2015, and after making the respective assessments, Telecom Argentina filed during 2015, 2016 and 2017 actions for recourse with the AFIP to claim the full tax overpaid for fiscal years 2009, 2010, 2011 and 2012 for a total amount of $509 plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory.

As of the date of issuance of these consolidated financial statements, the actions for recourse filed are pending of resolution by the Tax Authority. However, the Company’s Management, with the assessment of its tax advisor, considers that the arguments presented in those recourse actions follow the same criteria as the one established by the Argentine Supreme Court of Justice jurisprudence mentioned above, among others, which should allow the Company to obtain a favorable resolution of actions of recourse filed.

Consequently, the income tax determined in excess qualifies as a tax credit in compliance with IAS 12 and the Company recorded a non-current tax credit of $774 as of December 31, 2017 ($98 were recorded in fiscal year 2015, $368 in fiscal year 2016 and $308 in fiscal year 2017). For the measurement of the tax credit, the Company has estimated the amount of the tax determined in excess for all fiscal years not covered by the statute of limitation (2009-2017) weighting the likelihood of certain variables according to the jurisprudential antecedents known until such date. The Company’s Management will assess Tax Authority’s resolutions related to actions of recourse filed as well as the jurisprudence evolution in order to annually re-measure the tax credit recorded.